Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	CLNs treated as equity	Other Reserves	Foreign currency translation reserve	Share option reserve	Retained Earnings	Total
Balance at the beginning at Sep. 30, 2019			$ 1,411		$ (182)	$ 11	$ 82	$ 1,322
Profit (loss) for the period							(568)	(568)
Other comprehensive income					53			53
Total comprehensive income					53		(568)	(515)
Transactions with owners in their capacity as owners:
Share option charge						124		124
Balance at the end attributable to owners of the company at Sep. 30, 2020			1,411		(129)	135	(486)	931
Profit (loss) for the period							(271,729)	(271,729)
Other comprehensive income					385			385
Total comprehensive income					385		(271,729)	(271,344)
Transactions with owners in their capacity as owners:
Share option charge						168		168
Conversion of convertible loan notes		$ 20,785	$ (1,411)					19,374
Effect of the capital reorganisation	$ 11	50,214		$ 166,805				217,030
Balance at the end attributable to owners of the company at Sep. 30, 2021	11	70,999		166,805	256	303	(272,215)	(33,841)
Profit (loss) for the period							65,075	65,075
Other comprehensive income					3,101			3,101
Total comprehensive income					3,101		65,075	68,176
Transactions with owners in their capacity as owners:
Share option charge						22,913		22,913
Earnout shares	1			(1)
Exercise of warrants		21,307						21,307
Balance at the end attributable to owners of the company at Sep. 30, 2022	$ 12	$ 92,306		$ 166,804	$ 3,357	$ 23,216	$ (207,140)	$ 78,555